Impairment test (Narrative) (Details) - USD ($) $ in Millions	1 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2023
Impairment Test [Abstract]
Impairment loss	$ 2,063.4
Post tax discount rate	12.50%
Long-term nominal growth rate	2.50%
Corporate tax rate	23.00%
Impairment loss (see Note 7)	$ 28.5	$ 28.5